THE ADVISORS' INNER CIRCLE FUND

           CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND (THE "FUND")

                         SUPPLEMENT DATED JULY 1, 2014
                                     TO THE
                                   PROSPECTUS
                              DATED MARCH 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On June 27, 2014, shareholders of the Fund approved: (1) a new investment sub-advisory agreement between Cornerstone Advisors, Inc. ("Cornerstone"), the investment adviser of the Fund, and AJO, LP ("AJO"), with respect to the Fund; and (2) a new investment sub-advisory agreement between Cornerstone and Wells Fargo Portfolio Risk Advisors, a Division of Structured Asset Investors, LLC ("WFPRA"), with respect to the Fund. Accordingly, each of AJO and WFPRA now serves as a sub-adviser to the Fund.

Further, effective May 27, 2014, Turner Investments, L.P. ("Turner") was terminated as a sub-adviser of the Fund.

Therefore, effective immediately, the Prospectus is amended as follows:

1. All references to Turner as a sub-adviser to the Fund, and all references to Turner's portfolio managers serving as portfolio managers of the Fund, are hereby deleted.

2. The table under the heading "Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)" and the footnotes to such table on page 23 of the Prospectus is hereby deleted in its entirety and replaced with the following table:

--------------------------------------------------------------------------------
                                                        INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fee(1)                                              0.47%
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
     Shareholder Servicing Fee                                 0.05%
--------------------------------------------------------------------------------
     Dividend, Interest and Stock Loan Expense on              0.38%
     Securities Sold Short
--------------------------------------------------------------------------------
     Remaining Other Expenses                                  0.19%
                                                               -----
--------------------------------------------------------------------------------
Total Other Expenses                                           0.62%
                                                               -----
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                1.05%
                                                               -----
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                        2.14%
--------------------------------------------------------------------------------

(1) Each sub-adviser receives a fee from the Fund based on the portion of the Fund's assets allocated to such sub-adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee actually payable by the Fund will fluctuate and may be higher or lower than that shown above.

(2) The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

3. The table following the second paragraph under the heading "Example" on page 23 of the Prospectus is deleted in its entirety and replaced with the following table:

--------------------------------------------------------------------------------
                 1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                  $217         $670         $1,149         $2,472
--------------------------------------------------------------------------------

4. In the subsection entitled "Investment Sub-Advisers and Portfolio Managers" beginning on page 33 of the Prospectus, the following text relating to AJO is hereby added in the appropriate alphabetical order thereof:

AJO,  LP

Arup Datta, Principal, has managed the portion of the assets of the Fund allocated to AJO, LP since 2014.

5. In the subsection entitled "Investment Sub-Advisers and Portfolio Managers" beginning on page 33 of the Prospectus, the following text relating to WFPRA is hereby added in the appropriate alphabetical order thereof:

WELLS  FARGO  PORTFOLIO  RISK  ADVISORS

Benjamin R. Adams, CFA, CIO, Portfolio Manager, has managed the portion of the assets of the Fund allocated to Wells Fargo Portfolio Risk Advisors ("WFPRA"), a Division of Structured Asset Investors, LLC, since 2014.

Philip S. Douthit, Head of Quantitative Analytics and Technology and Portfolio Manager, has managed the portion of the assets of the Fund allocated to WFPRA since 2014.

6. Under the heading "Public Alternatives Fund," in the section entitled "Investment Sub-Advisers and Portfolio Managers" beginning on page 54 of the Prospectus, the following text relating to AJO is hereby added in the appropriate alphabetical order thereof:

AJO, LP ("AJO"), 230 South Broad Street, 20th Floor, Philadelphia, PA 19102, serves as investment sub-adviser to a portion of the assets of the Public Alternatives Fund. As of May 31, 2014, AJO had approximately $24.4 billion in assets under management.

Portfolio  Manager:

     Arup Datta, Principal, has managed the portion of the assets of the Public Alternatives Fund allocated to AJO since 2014. Mr. Datta joined AJO in 2014 after founding Agriya Investors in March 2012. Prior to that, he was Director of Portfolio Management at Numeric Investors. He joined Numeric Investors in 1993, became a portfolio manager in 1994 and a member of its Management Committee in 2001. In addition, Mr. Datta has served as a director for RV Capital Management, a Singapore-based hedge fund management company, since March 2012.

7. Under the heading "Public Alternatives Fund," in the section entitled "Investment Sub-Advisers and Portfolio Managers" beginning on page 54 of the Prospectus, the following text relating to WFPRA is hereby added in the appropriate alphabetical order thereof:

WELLS FARGO PORTFOLIO RISK ADVISORS ("WFPRA"), A DIVISION OF STRUCTURED ASSET INVESTORS, LLC ("SAI, LLC"), 375 Park Avenue, 4th Floor, New York, NY 10152, serves as investment sub-adviser to a portion of the assets of the Public Alternatives Fund. As of May 31, 2014, SAI, LLC had approximately $500 million in assets under management, of which $0 was managed by WFPRA.

Portfolio  Managers:

     Benjamin R. Adams, CFA, CIO, Portfolio Manager, has managed the portion of the assets of the Public Alternatives Fund allocated to WFPRA since 2014. Mr. Adams joined WFPRA in 2011. Prior to that, he was Portfolio Manager at Tower Capital beginning in 2004.

     Philip S. Douthit, Head of Quantitative Analytics and Technology and Portfolio Manager, has managed the portion of the assets of the Public Alternatives Fund allocated to WFPRA since 2014. Mr. Douthit joined WFPRA in 2011. Prior to that, he was Director of Research at Tower Capital beginning in 2004.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                        THE ADVISORS' INNER CIRCLE FUND

           CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND (THE "FUND")

                         SUPPLEMENT DATED JULY 1, 2014
                                     TO THE
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                              DATED MARCH 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

On June 27, 2014, shareholders of the Fund approved: (1) a new investment sub-advisory agreement between Cornerstone Advisors, Inc. ("Cornerstone"), the investment adviser of the Fund, and AJO, LP ("AJO"), with respect to the Fund; and (2) a new investment sub-advisory agreement between Cornerstone and Wells Fargo Portfolio Risk Advisors, a Division of Structured Asset Investors, LLC ("WFPRA"), with respect to the Fund. Accordingly, each of AJO and WFPRA now serves as a sub-adviser to the Fund.

Further, effective May 27, 2014, Turner Investments, L.P. ("Turner") was terminated as a sub-adviser of the Fund.

Therefore, effective immediately, the SAI is amended as follows:

1. All references to Turner as a sub-adviser to the Fund, and all references to Turner's portfolio managers serving as portfolio managers of the Fund, are hereby deleted.

2. Under the heading "Investment Sub-Advisers" on the cover of the SAI, "AJO, LP" and "Wells Fargo Portfolio Risk Advisors" are hereby added in the appropriate alphabetical order thereof.

3. In the chart under the heading "Sub-Advisers" on page S-33 of the SAI, "AJO, LP" and "Wells Fargo Portfolio Risk Advisors" are hereby added to the list of sub-advisers of the "Public Alternatives Fund" in the appropriate alphabetical order thereof.

4. In the section entitled "The Portfolio Managers" beginning on page S-34 of the SAI, the following text relating to AJO is hereby added in the appropriate alphabetical order thereof:

AJO, LP

AJO, LP ("AJO"), 230 South Broad Street, 20th Floor, Philadelphia, PA 19102, serves as investment sub-adviser to a portion of the assets of the Public Alternatives Fund. AJO, a Delaware limited partnership (formerly a general partnership) founded in 1984, is 100% owned by current active employees. As of May 31, 2014, AJO had approximately $24.4 billion in assets under management.

Compensation. AJO receives a fee based on the assets under management of the Public Alternatives Fund as set forth in the Investment Sub-Advisory Agreement between AJO and the Adviser.

Compensation to all portfolio managers takes the form of a salary and merit-based bonus, awarded for contribution and effort. As a principal of the firm, Mr. Arup Datta also shares in the profits of the firm through equity-related distributions. Additional benefits include an annual SEP-IRA contribution and firm-financed professional development.

Although many of AJO's fee arrangements are performance-based, no individual's compensation is directly tied to account performance or to the value of the assets held in particular funds, or even to firm-wide assets.

Ownership of Fund Shares. The Fund is required to show the dollar amount range of the portfolio manager's "beneficial ownership" of shares of the Fund as of the most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

--------------------------------------------------------------------------------
     NAME                         DOLLAR RANGE OF FUND SHARES OWNED(1)
--------------------------------------------------------------------------------
Arup  Datta                         $0  (Public  Alternatives  Fund)
--------------------------------------------------------------------------------

(1)  Valuation date is May 31, 2014.

Other Accounts. The portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of May 31, 2014.

-------------------------------------------------------------------------------------------------------------------
                                  REGISTERED INVESTMENT             OTHER POOLED
                                         COMPANIES               INVESTMENT VEHICLES          OTHER ACCOUNTS
                                  -------------------------  --------------------------   ------------------------
                                  NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS
PORTFOLIO MANAGER                 ACCOUNTS    ($ MILLIONS)    ACCOUNTS    ($ MILLIONS)    ACCOUNTS    ($ MILLIONS)
-------------------------------------------------------------------------------------------------------------------
Arup Datta                            0           $0             4           $737            1            28
-------------------------------------------------------------------------------------------------------------------

All of AJO's strategies are offered with performance-based fees and four of the five accounts managed by Arup Datta disclosed above, having a value of $603 million, were subject to performance-based advisory fees.

Conflicts of Interest. AJO's portfolio manager's management of other accounts may give rise to potential conflicts of interest in connection with his management of the Public Alternative Fund's investments, on the one hand, and the investments of the other accounts, on the other. For example, conflicts of interest may arise in allocating management time, resources, and investment opportunities among the Public Alternative Fund and other accounts. Differences between accounts may lead to additional conflicts - accounts may differ in terms of fee structure (fixed versus performance-based), size (and, hence, absolute fee), restrictions, or investment strategy. Personal investments by investment personnel may provide incentives to favor one account over another. AJO has policies and procedures in place to mitigate potential conflicts of interest.

For example, AJO's fixed-fee schedules are standardized and all discretionary fixed-fee accounts of similar size and similar mandate are subject to AJO's most-favored-nation fee policy. Investment opportunities and aggregated trades are both subject to policies requiring fair treatment across accounts, without regard to account size or fee type. Personal investments of AJO principals and employees are monitored by AJO's compliance staff under AJO's Code of Ethics. No portfolio managers or other AJO personnel are compensated based on account performance.

5. In the section entitled "The Portfolio Managers" beginning on page S-34 of the SAI, the following text relating to Wells Fargo Portfolio Risk Advisors is hereby added in the appropriate alphabetical order thereof:

WELLS FARGO PORTFOLIO RISK ADVISORS

Wells Fargo Portfolio Risk Advisors ("WFPRA"), a Division of Structured Asset Investors, LLC ("SAI, LLC"), 375 Park Avenue, 4th Floor, New York, NY 10152, serves as investment sub-adviser to a portion of the assets of the Public Alternatives Fund. WFPRA, a Delaware limited liability company domiciled in North Carolina, was founded as a division of SAI, LLC in 2004. SAI, LLC is a wholly-owned subsidiary of Wells Fargo & Company. As of May 31, 2014, SAI, LLC had approximately $500 million in assets under management, of which $0 was managed by WFPRA.

Compensation. WFPRA receives a fee based on the assets under management of the Public Alternatives Fund as set forth in the Investment Sub-Advisory Agreement between WFPRA and the Adviser.

Bonus is truly discretionary, and depends in part on Wells Fargo & Company performance and in part on the performance of Wells Fargo Securities, LLC, an affiliate of WFPRA. Individuals are measured on various dimensions for their bonus determination, including client relationships, cultural values, financial measures (including WFPRA asset growth, account performance, revenue, and profitability), leadership, market knowledge, partnership (with other Wells Fargo groups), and personal professional development. Mr. Rick Silva, President and CEO of WFPRA, is responsible for determining the bonus pool for WFPRA employees.

Ownership of Fund Shares. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

--------------------------------------------------------------------------------
     NAME                         DOLLAR RANGE OF FUND SHARES OWNED(1)
--------------------------------------------------------------------------------
Benjamin  R.  Adams,  CFA,  CIO     $0  (Public  Alternatives  Fund)
--------------------------------------------------------------------------------
Philip  S.  Douthit                 $0  (Public  Alternatives  Fund)
--------------------------------------------------------------------------------

(1)  Valuation date is May 31, 2014.

Other Accounts. As of May 31, 2014, the Fund was WFPRA's only client, although it is anticipated that WFPRA will have other clients and that the portfolio managers will be responsible for the day to day management of certain other accounts. The information below is provided as of May 31, 2014.

-------------------------------------------------------------------------------------------------------------------
                                  REGISTERED INVESTMENT             OTHER POOLED
                                         COMPANIES               INVESTMENT VEHICLES          OTHER ACCOUNTS
                                  -------------------------  --------------------------   ------------------------
                                  NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS
PORTFOLIO MANAGER                 ACCOUNTS    ($ MILLIONS)    ACCOUNTS    ($ MILLIONS)    ACCOUNTS    ($ MILLIONS)
-------------------------------------------------------------------------------------------------------------------
Benjamin R. Adams, CFA, CIO           0           $0             0           $0              0            $0
-------------------------------------------------------------------------------------------------------------------
Philip S. Douthit                     0           $0             0           $0              0            $0
-------------------------------------------------------------------------------------------------------------------

Conflicts of Interest. WFPRA's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Public Alternatives Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Public Alternatives Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Public Alternatives Fund. While the portfolio managers' management of other accounts may give rise to potential conflicts of interest, WFPRA does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, WFPRA believes that it has designed policies and procedures to manage those conflicts in an appropriate way.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.